Summary of Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Summary of Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, the rules and regulations of the United States Securities and Exchange Commission. In accordance with ASC 850-50, the consolidated financial statements for the periods ended October 31, 2013 have been recast to give effect to the contribution of the real estate properties, as described in Note 4, as occurring on May 13, 2013, which is the earliest date the entities were under common control.

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, the rules and regulations of the United States Securities and Exchange Commission. In accordance with ASC 850-50, the consolidated financial statements have been recast to give effect to the transaction described in Note 4 as occurring on May 13, 2013, which is the earliest date the entities were under common control.

Principles of consolidation

Principles of consolidation

The accompanying financial statements represent the consolidated financial position and results of operations of the Company and include the accounts and results of operations of the Company and its subsidiaries. The accompanying financial statements include the active entity of Magnolia Lane Income Fund and its wholly owned subsidiaries, Walker Partners, LLC and Grove Realty Partners, LLC.

Principles of consolidation

The accompanying financial statements represent the consolidated financial position and results of operations of the Company and include the accounts and results of operations of the Company and its subsidiaries. The accompanying financial statements include the active entity of Magnolia Lane Income Fund and its wholly owned subsidiaries, Walker Partners, LLC and Grove Realty Partners, LLC.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash consists of cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements. The Company’s restricted cash is reserved for real estate taxes on its properties.

Restricted Cash

Restricted cash consists of cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements. The Company’s restricted cash is reserved for real estate taxes on its properties.

Concentrations	Concentrations Concentration in a geographic area The Company operates in the real estate industry and the operations are concentrated in the State of Massachusetts.	Concentrations Concentration in a geographic area The Company operates in the real estate industry and the operations are concentrated in the State of Massachusetts.
Rental Property, Net

Rental Property, Net

Rental property assets are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the asset.

We capitalize replacements and improvements, such as HVAC equipment, structural replacements, windows, appliances, flooring, carpeting and renovations. Ordinary repairs and maintenance, such as unit cleaning, painting and appliance repairs, are expensed when incurred.

Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years

Rental Property, Net

Rental property assets are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the asset.

We capitalize replacements and improvements, such as HVAC equipment, structural replacements, windows, appliances, flooring, carpeting and renovations. Ordinary repairs and maintenance, such as unit cleaning, painting and appliance repairs, are expensed when incurred.

Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years

Net loss per common share

Net loss per common share

Net loss per common share is computed pursuant to section 260-10-45 of the Financial Accounting Standards Board Accounting Standards Codification. Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially dilutive outstanding shares of common stock during the period.

There were no potentially dilutive shares outstanding for any periods presented.

Net loss per common share

Net loss per common share is computed pursuant to section 260-10-45 of the Financial Accounting Standards Board Accounting Standards Codification. Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially dilutive outstanding shares of common stock during the period.

There were no potentially dilutive shares outstanding for any periods presented.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method to measure and record deferred income tax assets and liabilities. Deferred tax assets and liabilities reflect the future income tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and are measured using enacted tax rates that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company follows the provisions of Accounting for Uncertainty in Income Taxes, which clarified the accounting for uncertainties in tax positions and required that the Company recognizes in its financial statements the impact of an uncertain tax position, if that position has more likely than not chance of not being sustained on audit, based on technical merits of that position.

The Company is subject to the United States federal and state income tax examinations by the tax authorities for the 2014, 2013, and 2012 tax years.

Income Taxes

The Company utilizes the asset and liability method to measure and record deferred income tax assets and liabilities. Deferred tax assets and liabilities reflect the future income tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and are measured using enacted tax rates that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company follows the provisions of Accounting for Uncertainty in Income Taxes, which clarified the accounting for uncertainties in tax positions and required that the Company recognizes in its financial statements the impact of an uncertain tax position, if that position has more likely than not chance of not being sustained on audit, based on technical merits of that position.

The Company is subject to the United States federal and state income tax examinations by the tax authorities for the 2013, 2012, and 2011 tax years.

Property Revenue Recognition

Property Revenue Recognition

Our commercial property leases are for varied terms ranging from month-to-month to 3 years. Rental income is recognized on a straight-line basis over the term of the lease.

Rent concessions, including free rent incurred in connection with commercial property leases, are amortized on a straight-line basis over the terms of the related leases and are charged as a reduction of rental revenue.

Property Revenue Recognition

Our commercial property leases are for varied terms ranging from month-to-month to 3 years. Rental income is recognized on a straight-line basis over the term of the lease.

Rent concessions, including free rent incurred in connection with commercial property leases, are amortized on a straight-line basis over the terms of the related leases and are charged as a reduction of rental revenue.

Impairment of Real Estate Investments

Impairment of Real Estate Investments

The Company assesses on a regular basis whether there are any indicators that the carrying value of rental property assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset’s carrying value is in excess of its estimated fair value.

Impairment of Real Estate Investments

The Company assesses on a regular basis whether there are any indicators that the carrying value of rental property assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset’s carrying value is in excess of its estimated fair value.

Deferred Revenue

Deferred Revenue

From time to time, some rental payments may be prepaid by tenants, but not earned yet by the Company. Such revenue is initially recorded as a deferred liability and is recognized as revenue once earned. As of January 31, 2015 and April 30, 2014, the Company had $8,325 and $4,800 in deferred revenue, respectively.

Deferred Revenue

From time to time, some rental payments may be prepaid by tenants, but not earned yet by the Company. Such revenue is initially recorded as a deferred liability and is recognized as revenue once earned. As of April 30, 2014 and 2013, the Company had $4,800 and $0 in deferred revenue, respectively.